Equity Plans - Schedule Of Stock Option Activity Related To Employees (Detail) - Rigetti Holdings [Member] - Equity Incentive Plan [Member] - Share-based Payment Arrangement, Employee [Member] - $ / shares
	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding—February 1, 2021	17,008,770	3,769,196
Number of Options, Granted	62,500	15,758,489
Number of Options, Exercised	(1,378,561)	(233,532)
Number of Options, Forfeited	(706,197)	(2,285,383)
Number of Options, Outstanding—October 31, 2021	14,986,512	17,008,770	3,769,196
Number of Options, Exercisable—October 31, 2021	7,649,364	6,204,716
Weighted-Average Exercise Price, Outstanding—February 1, 2021	$ 0.27	$ 5.92
Weighted-Average Exercise Price, Granted	0.21	0.21
Weighted-Average Exercise Price, Exercised	0.21	0.21
Weighted-Average Exercise Price, Forfeited	0.21	1.15
Weighted-Average Exercise Price, Outstanding—October 31, 2021	0.28	0.27	$ 5.92
Weighted-Average Exercise Price, Exercisable—October 31, 2021	$ 0.31	$ 0.31
Average Remaining Contractual Term, Outstanding	9 years	9 years	8 years 6 months
Average Remaining Contractual Term, Exercisable—October 31, 2021	7 years 9 months 18 days	8 days 16 hours